Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Crude oil and natural gas sales	$ 1,482,575	$ 553,739	$ 945,894
Type of revenue	Oil and Gas [Member]	Oil and Gas [Member]	Oil and Gas [Member]
Commodity derivative instruments gain/(loss)	$ (274,432)	$ 75,742	$ (47,930)
Total	1,208,143	629,481	897,964
Expenses
Production taxes	101,953	37,417	62,662
General and administrative	56,807	43,097	54,920
Depletion, depreciation and accretion	271,336	218,118	269,046
Asset impairment	3,420	751,723	0
Goodwill impairment		149,217	347,283
Interest	27,395	20,737	25,580
Foreign exchange (gain)/loss	(6,908)	1,232	(16,420)
Transaction costs and other expense/(income)	(2,487)	4,489	(5,695)
Total	872,258	1,521,808	1,065,960
Income/(Loss) Before Taxes	335,885	(892,327)	(167,996)
Current income tax expense/(recovery)	2,689	(10,716)	(25,246)
Deferred income tax expense/(recovery)	98,755	(188,260)	61,650
Net Income/(Loss)	234,441	(693,351)	(204,400)
Other Comprehensive Income/(Loss)
Unrealized gain/(loss) on foreign currency translation	(6,893)	(2,169)	11,995
Foreign exchange gain/(loss) on net investment hedge, net of tax	4,097	1,780	0
Total Comprehensive Income/(Loss)	$ 231,645	$ (693,740)	$ (192,405)
Net Income/(Loss) per Share
Basic (in dollars per share)	$ 0.93	$ (3.12)	$ (0.88)
Diluted (in dollars per share)	$ 0.90	$ (3.12)	$ (0.88)
Operating
Expenses
Costs of goods sold	$ 292,433	$ 197,097	$ 219,343
Transportation
Expenses
Costs of goods sold	$ 128,309	$ 98,681	$ 109,241